SLM Student Loan Trust 2007-1
Quarterly Servicing Report

Distribution Date	10/25/2007
Collection Period	07/01/2007 — 09/30/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Chase Bank USA, National Association -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2007-1 Deal Parameters

	Student Loan Portfolio Characteristics		06/30/2007	Activity	09/30/2007
A	i	Portfolio Balance	$3,834,427,184.04	($112,547,117.90)	$3,721,880,066.14
	ii	Interest to be Capitalized	13,388,163.81		15,887,888.66

	iii	Total Pool	$3,847,815,347.85		$3,737,767,954.80
	iv	Capitalized Interest	110,000,000.00		110,000,000.00
	v	Add-on Consolidation Loan Account Balance	0.00		0.00
	vi	Specified Reserve Account Balance	9,619,538.37		9,344,419.89

	vii	Total Adjusted Pool	$3,967,434,886.22		$3,857,112,374.69

B	i	Weighted Average Coupon (WAC)	5.230%		5.231%
	ii	Weighted Average Remaining Term	270.54		269.23
	iii	Number of Loans	248,183		241,598
	iv	Number of Borrowers	145,898		141,818
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$10,849,112		$10,774,150
	vi	Aggregate Outstanding Principal Balance - T-Bill	$55,763,462		$54,902,420
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$3,781,202,774		$3,672,091,385
	viii	Pool Factor	0.956700677		0.929339069

						% of O/S		% of O/S
	Notes			Spread	Balance 7/25/2007	Securities	Balance 10/25/2007	Securities
C	i	A-1 Notes	78443VAA0	-0.030%	$196,909,243.97	4.938%	$76,150,544.40	1.969%
	ii	A-2 Notes	78443VAB8	0.000%	516,000,000.00	12.939%	516,000,000.00	13.343%
	iii	A-3 Notes	78443VAC6	0.030%	417,000,000.00	10.457%	417,000,000.00	10.783%
	iv	A-4 Notes	78443VAD4	0.060%	621,000,000.00	15.572%	621,000,000.00	16.058%
	v	A-5 Notes	78443VAE2	0.090%	891,000,000.00	22.342%	891,000,000.00	23.040%
	vi	A-6 Notes	78443VAG7	0.140%	1,221,758,000.00	30.636%	1,221,758,000.00	31.593%
	ix	B Notes	78443VAJ1	0.220%	124,261,000.00	3.116%	124,261,000.00	3.213%

	x	Total Notes			$3,987,928,243.97	100.000%	$3,867,169,544.40	100.000%

	Reserve Account		07/25/2007	10/25/2007
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)	$9,619,538.37	$9,344,419.89
	iv	Reserve Account Floor Balance ($)	$6,032,945.00	$6,032,945.00
	v	Current Reserve Acct Balance ($)	$9,619,538.37	$9,344,419.89

	Other Accounts		07/25/2007	10/25/2007
E	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Add-on Consolidation Loan Account	$0.00	$0.00
	iii	Capitalized Interest Account	$110,000,000.00	$110,000,000.00
	iv	Floor Income Rebate Account	$20,265.61	$17,635.57

	Asset/Liability		07/25/2007	10/25/2007
F	i	Total Adjusted Pool + Supplemental Loan Purchase Acct	$3,967,434,886.22	$3,857,112,374.69
	ii	Total Outstanding Balance Notes	$3,987,928,243.97	$3,867,169,544.40
	iii	Difference	$(20,493,357.75)	$(10,057,169.71)
	iv	Parity Ratio	0.99486	0.99740

II. 2007-1 Transactions from: 07/01/2007 through: 09/30/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$122,088,910.76
	ii	Principal Collections from Guarantor	4,766,869.83
	iii	Principal Reimbursements	1,559,459.84
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$128,415,240.43

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$27,378.79
	ii	Capitalized Interest	(15,895,501.32)

	iii	Total Non-Cash Principal Activity	$(15,868,122.53)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$112,547,117.90

E	Student Loan Interest Activity
	i	Regular Interest Collections	$25,842,279.92
	ii	Interest Claims Received from Guarantors	204,440.79
	iii	Collection Fees/Returned Items	18,443.10
	iv	Late Fee Reimbursements	324,576.16
	v	Interest Reimbursements	96,321.16
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	27,085,843.60
	viii	Subsidy Payments	4,933,120.07

	ix	Total Interest Collections	$58,505,024.80

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(118.90)
	ii	Capitalized Interest	15,895,501.32

	iii	Total Non-Cash Interest Adjustments	$15,895,382.42

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$74,400,407.22

I	Non-Reimbursable Losses During Collection Period		$25,991.98

J	Cumulative Non-Reimbursable Losses to Date		$25,991.98

III. 2007-1 Collection Account Activity 07/01/2007 through 09/30/2007

A	Principal Collections
	i	Principal Payments Received	$26,744,773.37
	ii	Consolidation Principal Payments	100,111,007.22
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	22,767.01
	v	Reimbursements by Servicer	13.00
	vi	Re-purchased Principal	1,536,679.83

	vii	Total Principal Collections	$128,415,240.43

B	Interest Collections
	i	Interest Payments Received	$57,370,768.52
	ii	Consolidation Interest Payments	694,915.86
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	87,688.56
	vi	Re-purchased Interest	8,632.60
	vii	Collection Fees/Return Items	18,443.10
	viii	Late Fees	324,576.16

	ix	Total Interest Collections	$58,505,024.80

C	Other Reimbursements		$410,644.09

D	Reserves in Excess of the Requirement		$275,118.48

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$3,332,120.16

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Accoun		$0.00

J	Excess Transferred from Add-on Consolidation Loan Accoun		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Accoun		$0.00

M	TOTAL AVAILABLE FUNDS		$190,938,147.96

	LESS FUNDS PREVIOUSLY REMITTED:

	Servicing Fees to Servicer		$(3,179,489.88)

	Floor Income Rebate Fees to Dept. of Education		$(20,235.75)

	Consolidation Loan Rebate Fees to Dept. of Education		$(9,946,484.83)

	Funds Allocated to the Floor Income Rebate Accoun		$(17,635.57)

	Funds Released from the Floor Income Rebate Accoun		$20,265.61

N	NET AVAILABLE FUNDS		$177,794,567.54

O	Servicing Fees Due for Current Period		$1,566,109.32

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,586,109.32

IV. 2007-1 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007
INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	$0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT

Active
Current	5.227%	5.211%	152,540	144,245	61.463%	59.705%	$2,158,407,956.72	$2,034,437,335.63	56.290%	54.662%
31-60 Days Delinquent	5.702%	5.699%	8,920	8,106	3.594%	3.355%	124,951,524.91	111,411,492.94	3.259%	2.993%
61-90 Days Delinquent	5.841%	5.855%	4,443	4,296	1.790%	1.778%	56,944,869.20	54,954,589.49	1.485%	1.477%
91-120 Days Delinquent	5.794%	5.849%	2,721	2,952	1.096%	1.222%	33,392,435.27	40,092,196.70	0.871%	1.077%
> 120 Days Delinquent	6.145%	6.142%	10,944	10,064	4.410%	4.166%	136,489,281.64	121,426,715.60	3.560%	3.263%

Deferment
Current	4.814%	4.839%	45,697	46,883	18.413%	19.405%	848,108,420.77	848,954,134.26	22.118%	22.810%

Forbearance
Current	5.490%	5.537%	22,669	23,962	9.134%	9.918%	473,003,100.66	496,651,793.09	12.336%	13.344%

TOTAL REPAYMENT	5.230%	5.231%	247,934	240,508	99.900%	99.549%	$3,831,297,589.17	$3,707,928,257.71	99.918%	99.625%

Claims in Process (1)	5.881%	5.659%	249	1,089	0.100%	0.451%	$3,129,594.87	$13,935,470.25	0.082%	0.374%
Aged Claims Rejected (2)	0.000%	8.000%	0	1	0.000%	0.000%	$0.00	$16,338.18	0.000%	0.000%

GRAND TOTAL	5.230%	5.231%	248,183	241,598	100.000%	100.000%	$3,834,427,184.04	$3,721,880,066.14	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2007-1 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$44,680,174.33
B	Interest Subsidy Payments Accrued During Collection Period	4,675,757.72
C	Special Allowance Payments Accrued During Collection Period	26,597,624.46
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	3,332,120.16
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(9,946,484.83)

G	Net Expected Interest Collections	$69,339,191.84
VI. 2007-1 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.013621111	07/25/2007 - 10/25/2007	1 NY Business Day	5.33000%	LIBOR

B	Class A-2 Interest Rate	0.013697778	07/25/2007 - 10/25/2007	1 NY Business Day	5.36000%	LIBOR

C	Class A-3 Interest Rate	0.013774444	07/25/2007 - 10/25/2007	1 NY Business Day	5.39000%	LIBOR

D	Class A-4 Interest Rate	0.013851111	07/25/2007 - 10/25/2007	1 NY Business Day	5.42000%	LIBOR

E	Class A-5 Interest Rate	0.013927778	07/25/2007 - 10/25/2007	1 NY Business Day	5.45000%	LIBOR

F	Class A-6 Interest Rate	0.014055556	07/25/2007 - 10/25/2007	1 NY Business Day	5.50000%	LIBOR

I	Class B Interest Rate	0.014260000	07/25/2007 - 10/25/2007	1 NY Business Day	5.58000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2007-1 Inputs From Prior Period 06/30/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$3,834,427,184.04
	ii	Interest To Be Capitalized	13,388,163.81

	iii	Total Pool	$3,847,815,347.85
	iv	Capitalized Interest	110,000,000.00
	v	Add-on Consolidation Loan Account Balance	0.00
	vi	Specified Reserve Account Balance	9,619,538.37

	vii	Total Adjusted Pool	$3,967,434,886.22

B	Total Note Factor		0.962798153
C	Total Note Balance		$3,987,928,243.97

D	Note Balance	07/25/2007	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i Current Factor		0.560994997	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance		$196,909,243.97	$516,000,000.00	$417,000,000.00	$621,000,000.00	$891,000,000.00	$1,221,758,000.00	$124,261,000.00

	iii Note Principal Shortfall		$20,493,357.75	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$9,619,538.37
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

VIII. 2007-1 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$177,794,567.54	$177,794,567.54

B	Primary Servicing Fees — Current Month		$1,566,109.32	$176,228,458.22

C	Administration Fee		$20,000.00	$176,208,458.22

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,682,122.69	$173,526,335.53
	ii	Class A-2	$7,068,053.33	$166,458,282.20
	iii	Class A-3	$5,743,943.33	$160,714,338.87
	iv	Class A-4	$8,601,540.00	$152,112,798.87
	v	Class A-5	$12,409,650.00	$139,703,148.87
	vi	Class A-6	$17,172,487.44	$122,530,661.43

	ix	Total Class A Interest Distribution	$53,677,796.79

E	Class B Noteholders’ Interest Distribution Amount		$1,771,961.86	$120,758,699.57

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$120,758,699.57	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6	$0.00	$0.00

	ix	Total Class A Principal Distribution	$120,758,699.57

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

IX. 2007-1 Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$9,619,538.37
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$9,619,538.37
	iv	Required Reserve Account Balance	$9,344,419.89
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$275,118.48
	vii	Ending Reserve Account Balance	$9,344,419.89

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		02/08/2007
	i	Beginning Balance	$0.00
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		06/30/2007
	i	Beginning Balance	$0.00
	ii	Add-on Loans Funded	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		01/25/2008
	i	Beginning Balance	$110,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$110,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$20,265.61
	ii	Deposits for the Period	$17,635.57
	iii	Release to Collection Account	$(20,265.61)

	iv	Ending Balance	$17,635.57

X. 2007-1 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 04/25/2013 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Class A Notes Outstanding (after application of available funds)	$3,742,908,544.40

	ii	Adjusted Pool Balance	$3,857,112,374.69

	iii	Note Balance Trigger Event Exists (i > ii)	N

	After the stepdown date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$3,721,880,066.14
	ii	Borrower Interest Accrued	44,680,174.33
	iii	Interest Subsidy Payments Accrued	4,675,757.72
	iv	Special Allowance Payments Accrued	26,597,624.46
	v	Reserve Account Balance (after any reinstatement)	9,344,419.89
	vi	Capitalized Interest Account Balance	110,000,000.00
	vii	Add-On Account Balance	0.00
	viii	Total	$3,917,178,042.54
	ix	Less: Specified Reserve Account Balance	(9,344,419.89)

	x	Total	$3,907,833,622.65

	xi	Class A Notes Outstanding (after application of available funds)	$3,742,908,544.40

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

XI. 2007-1 Distributions

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Quarterly Interest Due		$2,682,122.69	$7,068,053.33	$5,743,943.33	$8,601,540.00	$12,409,650.00	$17,172,487.44	$1,771,961.86
	ii	Quarterly Interest Paid		2,682,122.69	7,068,053.33	5,743,943.33	8,601,540.00	12,409,650.00	17,172,487.44	1,771,961.86

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$130,815,869.28	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		120,758,699.57	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$10,057,169.71	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$123,440,822.26	$7,068,053.33	$5,743,943.33	$8,601,540.00	$12,409,650.00	$17,172,487.44	$1,771,961.86

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/07	$3,987,928,243.97
	ii	Adjusted Pool Balance	9/30/07	3,857,112,374.69

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$130,815,869.28

	iv	Adjusted Pool Balance	6/30/07	$3,967,434,886.22
	v	Adjusted Pool Balance	9/30/07	3,857,112,374.69

	vi	Current Principal Due (iv - v)		$110,322,511.53
	vii	Principal Shortfall from Prior Collection Period		20,493,357.75

	viii	Principal Distribution Amount (vi + vii)		$130,815,869.28

	ix	Principal Distribution Amount Paid		$120,758,699.57

	x	Principal Shortfall (viii - ix)		$10,057,169.71

C		Total Principal Distribution		$120,758,699.57
D		Total Interest Distribution		55,449,758.65

E		Total Cash Distributions		$176,208,458.22

					Paydown
F	Note Balances			07/25/2007	Factor	10/25/2007
	i	A-1 Note Balance	78443VAA0	$196,909,243.97		$76,150,544.40
		A-1 Note Pool Factor		0.560994997	0.344041879	0.216953118

	ii	A-2 Note Balance	78443VAB8	$516,000,000.00		$516,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443VAC6	$417,000,000.00		$417,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443VAD4	$621,000,000.00		$621,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78443VAE2	$891,000,000.00		$891,000,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance	78443VAG7	$1,221,758,000.00		$1,221,758,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	ix	B Note Balance	78443VAJ1	$124,261,000.00		$124,261,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2007-1 Historical Pool Information

			7/1/07 - 9/30/07	4/1/07 - 6/30/07	1/25/07 - 3/31/07
Beginning Student Loan Portfolio Balance			$3,834,427,184.04	$3,932,742,598.43	$3,976,543,127.71

	Student Loan Principal Activity
	i	Regular Principal Collections	$122,088,910.76	$105,415,020.45	$83,735,256.84
	ii	Principal Collections from Guarantor	4,766,869.83	2,250,455.74	1,278,707.69
	iii	Principal Reimbursements	1,559,459.84	8,538,612.48	3,031,644.32
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$128,415,240.43	$116,204,088.67	$88,045,608.85
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$27,378.79	$2,086.59	$4,721.52
	ii	Capitalized Interest	(15,895,501.32)	(15,122,047.43)	(10,135,499.33)

	iii	Total Non-Cash Principal Activity	$(15,868,122.53)	$(15,119,960.84)	$(10,130,777.81)
	Student Loan Principal Purchases		$0.00	$(2,768,713.44)	$(34,114,301.76)

(-)	Total Student Loan Principal Activity		$112,547,117.90	$98,315,414.39	$43,800,529.28

	Student Loan Interest Activity
	i	Regular Interest Collections	$25,842,279.92	$27,410,418.82	$21,981,912.38
	ii	Interest Claims Received from Guarantors	204,440.79	42,929.73	15,596.73
	iii	Collection Fees/Returned Items	18,443.10	14,808.46	10,569.75
	iv	Late Fee Reimbursements	324,576.16	304,490.11	220,416.82
	v	Interest Reimbursements	96,321.16	89,446.49	42,929.53
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	27,085,843.60	20,198,533.49	0.00
	viii	Subsidy Payments	4,933,120.07	3,633,193.44	0.00

	ix	Total Interest Collections	$58,505,024.80	$51,693,820.54	$22,271,425.21

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(118.90)	$(1,285.63)	$(5,381.01)
	ii	Capitalized Interest	15,895,501.32	15,122,047.43	10,135,499.33

	iii	Total Non-Cash Interest Adjustments	$15,895,382.42	$15,120,761.80	$10,130,118.32

	Student Loan Interest Purchases		$0.00	$0.00	$(58,302.27)

	Total Student Loan Interest Activity		$74,400,407.22	$66,814,582.34	$32,343,241.26

(=)	Ending Student Loan Portfolio Balance		$3,721,880,066.14	$3,834,427,184.04	$3,932,742,598.43

(+)	Interest to be Capitalized		$15,887,888.66	$13,388,163.81	$10,875,168.33

(=)	TOTAL POOL		$3,737,767,954.80	$3,847,815,347.85	$3,943,617,766.76

(+)	Capitalized Interest		$110,000,000.00	$110,000,000.00	$110,000,000.00

(+)	Add-on Consolidation Loan Account Balance		$0.00	$0.00	$2,790,124.36

(+)	Reserve Account Balance		$9,344,419.89	$9,619,538.37	$9,866,019.73

(=)	Total Adjusted Pool		$3,857,112,374.69	$3,967,434,886.22	$4,066,273,910.85

XIII. 2007-1

Payment History and CPRs
Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-07	$3,943,617,767	5.00%

Jul-07	$3,847,815,348	5.99%

Oct-07	$3,737,767,955	6.88%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.